Commitments and Contingencies - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) shares
Unfunded Commitments for Development and Improvement of Cultivation Facilities	$ 34.3
Land Purchase Commitment, Price	2.1
Land Purchase Commitment, Maximum Payments for Cultivation Facility Construction	$ 16.0
OP Units [Member]
Purchase and Leaseback, Shares Issuable (in shares) | shares	132,727